Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long Term Debt
December 31, 2015	December 31, 2014

2019 Notes	$420,000	$420,000
Less repurchase of Notes under Excess Cash Flow	(350)	—
Less original issue discount	(6,300)	(6,300)
Amortization of original issue discount	2,259	1,082

2019 Notes (note 7(b))	415,609	414,782
Revolving Credit Facility (note 7(c))	40,000	—
Secured Term Loan (note 7(d))	33,075	—
Less: Deferred financing costs (note 7(f))	(10,611)	(12,913)

Balance	478,073	401,869
Less: Current portion of 2019 Notes (note 7(b))	(26,660)	—
Less: Current portion of Revolving Credit Facility (note 7(c))	(800)	—
Less: Current portion of Secured Term Loan (note 7(d))	(7,700)	—

Non-current portion of Long-Term Debt	442,913	401,869

Schedule of Repayment of Long Term Debt

Based on scheduled and estimated repayments from January 1, 2016 the long term debt will be reduced in each of the relevant periods as follows:

Year ending December 31,

2016	$35,160
2017	26,285
2018	64,960
2019	362,470
2020	3,850
Less: original issue discount	(4,041)
Less: deferred financing costs	(10,611)

$478,073

Schedule of Deferred Financing Cost

	December 31, 2015	December 31, 2014

Opening balance	$12,913	$3,273
Reclassification from prepaid expenses	—	4,800
Expenditure in the period	971	10,479
Amortization included within interest expense	(3,273)	(5,639)

Closing balance	$10,611	$12,913